Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Accrued expenses	¥ 1,633,122	$ 223,737	¥ 1,591,299
Accrued rebates	378,390	51,839	461,722
Payroll and welfare payable	540,205	74,008	577,671
Payable for share repurchase	140,279	19,218
Operating lease liabilities - current portion	73,610	10,085	106,953
VAT and surcharges payable	53,704	7,357	54,800
Users' and third parties' deposits	45,942	6,294	43,487
Payable for purchase of fixed assets	27,763	3,804	39,795
Professional service fees	15,650	2,144	26,681
Deposit from customers	9,240	1,266	10,606
Payable for exercise of share-based awards	3,616	495	2,714
Others	10,348	1,420	16,499
Accrued expenses and other payables	¥ 2,931,869	$ 401,667	¥ 2,932,227